INCOME TAX (EXPENSE)/ BENEFIT - Schedule of effective income tax rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Deferred tax benefit/ (expense)	$ 736	$ (1,349)	$ 958
Effect of prior periods adjustment in current tax	(108)	189	346
Effect of taxable income in various countries	(610)	(710)	(866)
Total income tax benefit/(expense)	$ 18	$ (1,870)	$ 438